UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			    Washington D.C.  20549

				  Form 13F

			   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:  ________________
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		New Century Investment Management, Incorporated
Address:	1 Towne Square, Suite 1690
		Southfield, Michigan 48076

Form 13F File Number: 028-13636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeffrey D. Modell, Esq.
Title:		President and Portfolio Manager
Phone:		(248) 262-3140

Signature, Place, and Date of Signing:

/S/ Jeffrey D. Modell		Southfield, Michigan  	April 17, 2013
__________________________	______________________	________________
[Signature] 			[City, State] 		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
			manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report,
			and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for
			this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  81 DATA RECORDS

Form 13F Information Table Value Total:  134919 (thousands)

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3-D SYS CORP DEL               COM NEW          88554D205     2509    77835 SH       Sole                                      77835
AFFILIATED MANAGERS GROUP      COM              008252108      947     6169 SH       Sole                                       6169
AIR METHODS CORP               COM PAR $.06     009128307     1194    24757 SH       Sole                                      24757
ALTRIA GROUP INC               COM              02209S103      708    20594 SH       Sole                                      20594
AMAZON.COM INC                 COM              023135106      348     1306 SH       Sole                                       1306
AMERICAN WTR WKS CO INC NEW    COM              030420103      703    16959 SH       Sole                                      16959
AMGEN INC                      COM              031162100     2152    20992 SH       Sole                                      20992
AMPHENOL CORP NEW              CL A             032095101     2135    28600 SH       Sole                                      28600
APPLE INC                      COM              037833100     2297     5188 SH       Sole                                       5188
BANK OF THE OZARKS INC         COM              063904106      681    15349 SH       Sole                                      15349
BRUNSWICK CORP                 COM              117043109     1725    50395 SH       Sole                                      50395
CATAMARAN CORP                 COM              148887102     1201    22642 SH       Sole                                      22642
CBS CORP NEW                   CL B             124857202     3678    78775 SH       Sole                                      78775
CELGENE CORP                   COM              151020104     2700    23297 SH       Sole                                      23297
CHICAGO BRIDGE & IRON CO N V   NY REG SH        167250109     1644    26479 SH       Sole                                      26479
CISCO SYS INC                  COM              17275R102     1647    78845 SH       Sole                                      78845
COMCAST CORP NEW               CL A             20030N101     1192    28400 SH       Sole                                      28400
CONAGRA FOODS INC              COM              205887102     1081    30200 SH       Sole                                      30200
CONSTELLATION BRANDS INC       CL A             21036P108     3107    65209 SH       Sole                                      65209
CORELOGIC INC                  COM              21871D103     1410    54542 SH       Sole                                      54542
CRANE CO                       COM              224399105     1061    19000 SH       Sole                                      19000
CROWN CASTLE INTL CORP         COM              228227104     1483    21300 SH       Sole                                      21300
CVS CAREMARK CORPORATION       COM              126650100     1391    25300 SH       Sole                                      25300
DAVITA HEALTHCARE PARTNERS I   COM              23918K108     1803    15201 SH       Sole                                      15201
DEERE & CO                     COM              244199105      645     7500 SH       Sole                                       7500
DELTA AIRLINES INC DEL         COM NEW          247361702     1602    97037 SH       Sole                                      97037
DISCOVER FINL SVCS             COM              254709108      538    11992 SH       Sole                                      11992
DST SYS INC DEL                COM              233326107     2513    35254 SH       Sole                                      35254
DTE ENERGY CO                  COM              233331107     1693    24766 SH       Sole                                      24766
EASTMAN CHEM CO                COM              277432100     2816    40302 SH       Sole                                      40302
EBAY INC                       COM              278642103     2681    49438 SH       Sole                                      49438
EOG RES INC                    COM              26875P101     1326    10355 SH       Sole                                      10355
EXXON MOBIL CORP               COM              30231G102      440     4882 SH       Sole                                       4882
FACEBOOK INC                   CL A             30303M102      816    31900 SH       Sole                                      31900
FOMENTO ECONOMICO MEX S        SPONS ADR UNITS  344419106     2503    22050 SH       Sole                                      22050
GAP INC DEL                    COM              364760108      927    26200 SH       Sole                                      26200
GNC HLDGS INC                  COM CL A         36191G107     1049    26700 SH       Sole                                      26700
GOOGLE INC                     CL A             38259P508     4112     5178 SH       Sole                                       5178
HAIN CELESTIAL GROUP INC       COM              405217100      432     7073 SH       Sole                                       7073
HANESBRANDS INC                COM              410345102     1665    36543 SH       Sole                                      36543
HERSHEY CO                     COM              427866108     2425    27700 SH       Sole                                      27700
HERTZ GLOBAL HLDGS INC         COM              42805T105     2117    95081 SH       Sole                                      95081
HOLLYFRONTIER CORP             COM              436106108     2377    46206 SH       Sole                                      46206
HOME DEPOT INC                 COM              437076102     2727    39087 SH       Sole                                      39087
INTERNATIONAL BUSINESS MACHS   COM              459200101      633     2968 SH       Sole                                       2968
JPMORGAN CHASE & CO            COM              46625H100     1319    27800 SH       Sole                                      27800
LIONS GATE ENTMT CORP          COM NEW          535919203      484    20382 SH       Sole                                      20382
LITHIA MTRS INC                CL A             536797103      394     8299 SH       Sole                                       8299
MARATHON OIL CORP              COM              565849106     1057    31334 SH       Sole                                      31334
MARATHON PETE CORP             COM              56585A102     2245    25052 SH       Sole                                      25052
MASCO CORP                     COM              574599106     1177    58099 SH       Sole                                      58099
MASTERCARD INC                 CL A             57636Q104      208      384 SH       Sole                                        384
MICHAEL KORS HLDGS LTD         SHS              G60754101     2021    35590 SH       Sole                                      35590
MICROSOFT CORP                 COM              594918104     1393    48704 SH       Sole                                      48704
MONSANTO CO NEW                COM              61166W101     1778    16829 SH       Sole                                      16829
MOODYS CORP                    COM              615369105     1895    35533 SH       Sole                                      35533
MYLAN INC                      COM              628530107     1352    46690 SH       Sole                                      46690
ORACLE CORP                    COM              68389X105     2284    70634 SH       Sole                                      70634
PACKAGING CORP AMER            COM              695156109     2573    57335 SH       Sole                                      57335
PERRIGO CO                     COM              714290103      628     5291 SH       Sole                                       5291
PRICELINE COM INC              COM NEW          741503403     1883     2737 SH       Sole                                       2737
QUALCOMM INC                   COM              747525103     2503    37393 SH       Sole                                      37393
REGENERON PHARMACEUTICALS      COM              75886F107      471     2672 SH       Sole                                       2672
RYDER SYS INC                  COM              783549108     1801    30138 SH       Sole                                      30138
SIMON PPTY GRP INC NEW         COM              828806109     1459     9200 SH       Sole                                       9200
SOLARWINDS INC                 COM              83416B109     2572    43515 SH       Sole                                      43515
STARBUCKS CORP                 COM              855244109      362     6348 SH       Sole                                       6348
STURM RUGER & CO INC           COM              864159108      390     7696 SH       Sole                                       7696
SYMANTEC CORP                  COM              871503108     2469   100041 SH       Sole                                     100041
TEXTRON INC                    COM              883203101     1755    58880 SH       Sole                                      58880
THERMO FISHER SCIENTIFIC INC   COM              883556102     1705    22291 SH       Sole                                      22291
TJX COS INC NEW                COM              872540109     2462    52653 SH       Sole                                      52653
TRAVELERS COMPANIES INC        COM              89417E109     1761    20915 SH       Sole                                      20915
TRINITY INDS INC               COM              896522109      400     8831 SH       Sole                                       8831
TRIUMPH GRP INC NEW            COM              896818101     1817    23148 SH       Sole                                      23148
TUPPERWARE BRANDS CORP         COM              899896104     2008    24563 SH       Sole                                      24563
U S AIRWAYS GROUP INC          COM              90341W108     1466    86400 SH       Sole                                      86400
UNITED RENTALS INC             COM              911363109     1683    30615 SH       Sole                                      30615
VALEANT PHARMACEUTICALS INTL   COM              91911K102     3199    42636 SH       Sole                                      42636
VALMONT INDS INC               COM              920253101     2469    15702 SH       Sole                                      15702
VISA INC                       COM CL A         92826C839     4643    27339 SH       Sole                                      27339